Income statement and Statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net sales	kr 122,021	kr 111,831	kr 111,696
Cost of goods sold	20,088	17,617	17,632
Gross profit	101,933	94,214	94,064
Sales and distribution costs	31,823	29,397	28,340
Research and development costs	14,220	14,805	14,014
Administrative costs	4,007	3,916	3,784
Other operating income, net	600	1,152	1,041
Operating profit	52,483	47,248	48,967
Financial income	65	2,122	1,246
Financial expenses	3,995	1,755	1,533
Profit before income taxes	48,553	47,615	48,680
Income taxes	9,602	8,987	10,550
Net profit for the year	kr 38,951	kr 38,628	kr 38,130
Earnings per share
Basic earnings per share (DKK per share)	kr 16.41	kr 15.96	kr 15.42
Diluted earnings per share (DKK per share)	kr 16.38	kr 15.93	kr 15.39